DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Sep. 30, 2013
DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS
DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 11: DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

A financial instrument is defined as cash, evidence of an ownership interest in an entity, or a contract that creates a contractual obligation or right to deliver or receive cash or another financial instrument from a second entity on potentially favorable or unfavorable terms.

Fair value estimates are made at a point in time, based on relevant market data and information about the financial instrument. Fair values should be calculated based on the value of one trading unit without regard to any premium or discount that may result from concentrations of ownership of a financial instrument, possible tax ramifications, estimated transaction costs that may result from bulk sales or the relationship between various financial instruments. No readily available market exists for a significant portion of the Company’s financial instruments. Fair value estimates for these instruments are based on judgments regarding current economic conditions, interest rate risk characteristics, loss experience, and other factors. Many of these estimates involve uncertainties and matters of significant judgment and cannot be determined with precision. Therefore, the calculated fair value estimates in many instances cannot be substantiated by comparison to independent markets and, in many cases, may not be realizable in a current sale of the instrument. Changes in assumptions could significantly affect the estimates.

Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories:

•                  Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•                  Level 2 — Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

•                  Level 3 — Unobservable inputs reflect the Company’s judgments about the assumptions market participants would use in pricing the asset or liability since limited market data exists. The Company develops these inputs based on the best information available, including the Company’s own data.

The Company’s policy is to recognize transfers in and transfers out as of the ending of the reporting period. During fiscal 2013, there were no significant transfers in or out of Levels 1, 2 or 3.

The following methods and assumptions were used to estimate the fair value of its financial instruments:

Cash and Cash Equivalents — The carrying value approximates fair value due to their liquid nature and classified as Level 1.

Investments - Restricted — Fair value for U.S. government bond investments are based on quoted prices for similar assets in active markets and classified as Level 2.

Investments - Non-Restricted — Fair value for U.S. government bond investments are based on quoted prices for similar assets in active markets and classified as Level 2.  The carrying value of certificates of deposit approximates fair value due to their liquid nature and classified as Level 1.

Finance Receivables — The fair value of finance receivables are estimated by discounting the receivables using current rates at which similar finance receivables would be made to borrowers with similar credit ratings and for the same remaining maturities as of fiscal year end.  In addition, the best estimate of losses inherent in the portfolio is deducted when computing the estimated fair value of finance receivables.  If the Company’s finance receivables were measured at fair value in the financial statements these finance receivables would be classified as Level 3 in the fair value hierarchy.

Amortizing Term Notes — The fair value of the amortizing term notes with fixed interest rates are estimated using the discounted cash flow analysis based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements.  If the Company’s amortizing term notes were measured at fair value in the financial statements, these amortizing term notes would be categorized as Level 2 in the fair value hierarchy.

Investment Notes — The fair value of investment notes is estimated by discounting future cash flows using current rates at which similar investment notes would be offered to lenders for the same remaining maturities. If the Company’s investment notes were measured at fair value in the financial statements, these investment notes would be categorized as Level 2 in the fair value hierarchy.

The carrying amounts and estimated fair values of our financial instruments at September 30, 2013 and 2012 are as follows:

	As of September 30, 2013		As of September 30, 2012
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value

Financial assets:
Cash and cash equivalents - non-restricted	$1,922,956	$1,922,956	$2,136,520	$2,136,520
Cash and cash equivalents - restricted	623,333	623,333	727,857	727,857
Investments - restricted	—	—	1,024,134	1,024,134
Investments - non-restricted	1,718,741	1,718,741	3,360,773	3,360,773
Net finance receivables	314,671,912	313,215,121	331,910,518	331,950,198

Financial liabilities:
Amortizing term notes	$187,581,690	$190,267,660	$186,230,677	$186,232,408
Investment notes	63,907,784	66,986,636	67,428,441	67,604,603